Group Statement of Comprehensive Income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit for the period	£ 4,559	£ 4,035
Other comprehensive income
Items that may be reclassified subsequently to profit or loss:	(19)	(4,642)
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(123)	(4,841)
– net investment hedges - net fair value (losses)/gains on derivatives	(7)	248
– net investment hedges - differences on exchange on borrowings	8	13
Cash flow hedges
– net fair value gains	51	59
– reclassified and reported in profit for the period	17	(17)
– tax on net fair value gains in respect of cash flow hedges	(23)	(15)
Investments held at fair value
– net fair value gains	0	3
Associates
– share of OCI, net of tax	15	(92)
– differences on exchange reclassified to profit or loss	43	0
Items that will not be reclassified subsequently to profit or loss:	50	55
Retirement benefit schemes
– net actuarial gains	21	45
– movements in surplus restrictions	(24)	3
– tax on actuarial gains in respect of subsidiaries	1	12
Associates – share of OCI, net of tax	52	(5)
Total other comprehensive income/(expense) for the period, net of tax	31	(4,587)
Total comprehensive income/(expense) for the period, net of tax	4,590	(552)
Attributable to:
Owners of the parent	4,526	(599)
Non-controlling interests	64	47
Total comprehensive income/(expense) for the period, net of tax	£ 4,590	£ (552)